Client Name:
Client Project Name:	CIM 2024-R1
Start - End Dates:	1/27/2016 - 3/12/2020
Deal Loan Count:	9

Conditions Report 2.0

Loans in Report:	9
Loans with Conditions:	6

8 - Total Active Conditions
1 - Material Conditions
1 - Property Valuations Review Scope
1 - Category: Value
7 - Non-Material Conditions
3 - Credit Review Scope
2 - Category: DTI
1 - Category: Terms/Guidelines
4 - Compliance Review Scope
1 - Category: State Rate Spread
3 - Category: TILA/RESPA Integrated Disclosure
13 - Total Satisfied Conditions

2 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Category: Terms/Guidelines
4 - Property Valuations Review Scope
3 - Category: Appraisal
1 - Category: FEMA
7 - Compliance Review Scope
7 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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